Provisions - Summary of Provisions (Details) $ in Thousands	6 Months Ended
Dec. 31, 2021 CAD ($)
Restructuring provision [abstract]
Initial recognition of provisions at June 30, 2021	$ 21,928
Increase to provisions during the period	439
Effect of foreign exchange difference	(262)
Interest expense	90
Balance at December 31, 2021	22,195
Less current portion of provisions	3,957
Long-term portion of provisions	$ 18,238